UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24092

Diameter Dynamic Credit Fund

(exact name of registrant as specified in charter)

50 Hudson Yards, Suite 6600A

New York, NY 10001

(Address of principal executive offices) (Zip code)

Michael Cohn, Esq.

50 Hudson Yards, Suite 6600A

New York, NY 10001

(Name and Address of Agent for Service)

Copies to:

Rajib Chanda, Esq.

Steven Grigoriou, Esq.

Neesa Patel Sood, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, D.C. 20001

Rajib.Chanda@stblaw.com

Steven.Grigoriou@stblaw.com

Neesa.Sood@stblaw.com

Registrant’s telephone number, including area code: 833-891-0802

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1.	Report to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

DIAMETER

Diameter Dynamic Credit Fund

Semi-Annual Report

June 30, 2026

TABLE OF CONTENTS

Shareholder Letter (Unaudited)	1
Performance Overview (Unaudited)	2
Consolidated Schedule of Investments (Unaudited)	5
Consolidated Statement of Assets and Liabilities (Unaudited)	15
Consolidated Statement of Operations (Unaudited)	16
Consolidated Statements of Changes in Net Assets (Unaudited)	17
Consolidated Financial Highlights (Unaudited)	18
Notes to Consolidated Financial Statements (Unaudited)	19
Additional Information (Unaudited)	27
Approval of Investment Advisory Agreement (Unaudited)	28

Diameter Dynamic Credit Fund	Shareholder Letter

June 30, 2026 (Unaudited)

Dear Shareholders:

We are pleased to present the semi-annual report for the Diameter Dynamic Credit Fund (the “Fund” or “DDCF”) for the period ended June 30, 2026. On April 24, 2026, a privately offered predecessor fund transferred all of its assets and liabilities at a net asset value of $341,671,186 into the Fund in exchange for 34,167,119 Class I Shares of the Fund.

Since its reorganization, the Fund has continued to experience steady asset growth, with total managed net assets reaching approximately $502.3 million as of June 30, 2026. We appreciate your partnership and are honored to serve as stewards of your capital.

Market & Portfolio Commentary

Since launch, DDCF has actively managed a diversified portfolio of public and private credit investments with the objective of generating current income and providing attractive risk-adjusted returns. The Fund invests in a wide range of credit-related products both in the public and private credit sectors and aims to dynamically allocate capital across high yield bonds, loans, investment grade credit, structured credit, direct lending, and special situations. The Fund expects to make its first quarterly distribution in September 2026 and intends to distribute dividends to shareholders of record on a quarterly basis. We remain highly selective and opportunistic in deploying capital, leveraging Diameter’s fundamental and technical credit expertise to identify attractive opportunities across public and private markets.

As of June 30, 2026, the Fund’s portfolio exposures, as a percentage of net assets, consisted of approximately 48% Bank Loans, 35% High Yield Bonds, 9% Investment Grade & Preferreds, 4% Structured Credit, 3% Direct Lending (Private Credit), and 2% Special Situations.

The Fund’s largest sector exposures were Telecommunications at 13.5%, Media at 10.4%, Health Care and Financial Services each at 9.5%, Materials at 8.4%, and Consumer Discretionary Products at 7.2%. Geographically, the portfolio was concentrated in North America, representing 77% of net assets, with an additional 20% allocated to Europe and the remaining exposure allocated outside those regions. This positioning was consistent with DDCF’s primarily U.S.-oriented investment mandate.

Performance and Positioning

From April 27, 2026 through June 30, 2026, the Fund’s Class I shares generated a net total return of +0.75%. Performance during the period was broad-based across the Fund’s credit strategies.

At the sub-strategy level, High yield bonds and loans were the largest positive contributors, reflecting the Fund’s significant exposure to liquid, broadly syndicated credit. Direct lending and structured credit also contributed positively. At the sector level, Telecommunications, Consumer Discretionary Services, and Materials were the largest positive contributors during the period.

The Fund’s portfolio construction has emphasized diversification and flexibility. In managing the portfolio, the investment team considers evolving market conditions across public and private credit markets, drawing on the resources of Diameter’s broader credit platform. We remain constructive on the opportunity set for DDCF and believe the Fund’s flexible mandate positions us to capitalize on opportunities as they arise. We remain committed to disciplined underwriting, thoughtful portfolio construction, and opportunistic capital deployment in pursuit of attractive risk-adjusted returns and current income.

We thank you for your continued confidence in Diameter and look forward to updating you on the Fund’s progress next quarter.

Sincerely,

The Diameter Dynamic Credit Fund Investment Team

Diameter DCF Advisor LLC

Semi-Annual Report | June 30, 2026	1

Diameter Dynamic Credit Fund	Performance Overview

June 30, 2026 (Unaudited)

Average Annual Total Returns (as of June 30, 2026)

	1 month	Since Inception*	Inception *
Diameter Dynamic Credit Fund - I - NAV	0.37%	0.74%	4/24/26
ICE BofA ML US High Yield Index	0.25%	0.62%	4/24/26
Bloomberg U.S. Aggregate Bond Index	0.24%	0.05%	4/24/26
Morningstar LSTA US Leveraged Loan Index	0.08%	0.69%	4/24/26
45% ICE BofA ML 45% Morningstar LSTA 10% Bloomberg U.S. Agg	0.17%	0.59%	4/24/26

*	Commencement of operations date for Class I shares: April 27, 2026.

Diameter Dynamic Credit Fund is a closed-end management investment company that is operated as an interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. The Fund is only suitable for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. There is no secondary market for the Fund’s shares and none is expected to develop. Please see the Fund’s current prospectus for further information on the Fund’s objective, strategy and risk factors.

The performance data quoted herein represents past performance. Past performance does not guarantee future results. The investment return and the principal value of an investment will fluctuate. As a result, an investor's shares in DDCF may be worth more or less than original cost when repurchased by DDCF. Current performance may be lower or higher than the performance quoted. Investing involves risk, including the risk of loss of principal. While this report covers the period pre-dating the launch of DDCF's Class A shares, note that if an investor were to buy Class A Shares through certain financial intermediaries, the intermediaries may directly charge the investor transaction fees or other fees, including upfront placement fees or brokerage commissions, up to a 2.00% cap on NAV. If Class A shares had been included herein, then the deduction of such fees would have caused the performance to be lower. An investor may obtain current performance data of DDCF at: https://www.diameterdynamiccredit.com. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares. For the period ended June 30, 2026, the Fund’s total annual expense ratio, before fee waivers, was 5.11% for Class I. For the period ended June 30, 2026, after fee waivers, the Fund’s total annual expense ratio was 2.21% for Class I. If the deduction of such expenses was reflected in the performance figures quoted herein, the performance would be lower.

2	www.diameterdynamiccredit.com

Diameter Dynamic Credit Fund	Performance Overview

June 30, 2026 (Unaudited)

Performance of $1,000,000 Initial Investment (as of June 30, 2026)

The graph shown above compares the Fund's performance to that of the ICE BofA ML US High Yield Index, the Morningstar LSTA US Leveraged Loan Index, the Bloomberg U.S. Aggregate Bond Index, and a blended benchmark of 45% ICE BofA ML US High Yield Index, 45% Morningstar LSTA US Leveraged Loan Index, and 10% Bloomberg U.S. Aggregate Bond Index. The Fund's performance shown is net of expenses (as capped pursuant to the fund's Expense Limitation and Reimbursement Agreement) and the management fee. The required minimum initial investment by a shareholder in Class I Shares of the Fund is $1,000,000.

The ICE BofA ML US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The Morningstar LSTA US Leveraged Loan Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market.

Bloomberg U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Semi-Annual Report | June 30, 2026	3

Diameter Dynamic Credit Fund	Performance Overview

June 30, 2026 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

United States Treasury Bill	2.96%
United States Treasury Bill	1.95%
Beignet Investor LLC	1.78%
VCI Asset Holdings 2, LLC	1.53%
Intrum Investments And Financing AB	1.04%
SE Cosmos LLC	1.02%
VC GB Holdings I Corp.	1.00%
BDO USA, P.C.	0.99%
NVIDIA Corp.	0.99%
Level 3 Financing, Inc.	0.99%
Top Ten Holdings	14.25%

Asset Allocation (as a % of Net Assets)*

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

4	www.diameterdynamiccredit.com

Diameter Dynamic Credit Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Private Equity (0.14%)
SCP WQS 2.0 Holdings LLC (H20) Class B Units(a)	67	$66,500
SCP WQS 2.0 Holdings LLC (H20) Common Units(a)	3,500	3,500
VCI Intermediate Topco 1, LLC(a)	159,134	174,968
VCI Intermediate Topco 2, LLC(a)	415,273	449,263

TOTAL PRIVATE EQUITY
(Cost $642,583)		694,231

Security Description	Rate	Maturity Date	Shares	Value
Preferred Stock (1.58%)
Financial
DigitalBridge Group, Inc., Series J(b)	7.125%	12/31/99	35,139	532,707
DigitalBridge Group, Inc., Series Series H(b)	7.125%	12/31/99	40,351	601,634
DigitalBridge Group, Inc., Series Series I(b)	7.15%	12/31/99	37,829	564,787
Maewyn XRN LP Perp	6.00%	12/31/99	30,000	3,000,000
Total Financial				4,699,128

Utilities
SCE Trust II(b)	5.10%	12/31/99	17,186	288,381
SCE Trust VI(b)	5.00%	12/31/99	178,957	2,961,738
Total Utilities				3,250,119

TOTAL PREFERRED STOCK
(Cost $8,493,151)				7,949,247

	Country	Index and Spread		Principal Amount
Bank Loans (52.56%)
Basic Materials
Olympus Water US Holding Corp., First Lien Term Loan(c)	United States	1M EUR L + 3.25%	06/23/31	€850,000	976,412
Herens Holdco Sarl, First Lien Term Loan(c)	Luxembourg	3.25%	01/03/28	750,000	797,179
INEOS Finance PLC, First Lien Term Loan(c)	Great Britain	4.74%	11/09/28	700,000	796,486
Bond German Bidco 1 GmbH, First Lien Term Loan(c)	Germany	6.13%	06/24/33	1,750,000	2,007,881
Herens US Holdco Corp., First Lien Term Loan(c)	United States	7.87%	07/03/28	$2,493,750	2,373,614
Mativ Holdings, Inc., First Lien Term Loan(c)	United States	1M SOFR + 4.50%	04/04/33	1,000,000	1,002,500
Total Basic Materials					7,954,072

Commercial Services
Cobalt Service Partners LLC(a)(c)(d)	United States	8.45%	06/01/33	3,000,000	3,000,000

Communications
eircom Finco Sarl, First Lien Term Loan(c)	Luxembourg	4.70%	05/26/32	€1,400,000	1,602,962
NTI Buyer LLC, First Lien Term Loan(c)	United States	8.06%	06/12/33	$1,500,000	1,492,500
Discovery Global Holdings, Inc., First Lien Term Loan(c)	United States	4.76%	05/27/33	€3,557,692	3,765,405
Versant Media Group, Inc., First Lien Term Loan(c)	United States	5.56%	01/30/31	$2,000,000	1,890,000
CSC Holdings LLC, First Lien Term Loan(c)	United States	3M SOFR + 2.25%	07/13/27	3,500,000	2,304,155
Zayo Group Holdings, Inc., First Lien Term Loan(c)	United States	1M SOFR + 3.00%	03/11/30	1,180,281	1,181,461
Radiate Holdco LLC, First Lien Term Loan(c)	United States	3M SOFR + 1.50%, 1.00% Floor	06/26/29	3,037,500	3,045,853
Radiate Holdco LLC, First Lien Term Loan(c)	United States	1M SOFR + 4.00%, 1.00% Floor	06/26/29	1,012,500	1,015,284
Sweetwater Borrower LLC, First Lien Term Loan(c)	United States	1M SOFR + 4.00%	02/17/33	450,000	453,375
Numericable US LLC, First Lien Term Loan(c)	United States	3M SOFR + 5.06%	10/31/28	1,966,291	1,967,520
NEP Group, Inc., First Lien Term Loan(c)	United States	1M SOFR + 4.50%	10/17/31	1,389,010	1,311,406

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2026	5

Diameter Dynamic Credit Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Security Description	Country	Index and Spread	Maturity Date	Principal Amount	Value
Communications (continued)
Digicel International Finance, Ltd., First Lien Term Loan(c)	Jamaica	8.35%	08/09/32	$215,502	$217,118
Delivery Hero Finco LLC, First Lien Term Loan(c)	United States	3M SOFR + 5.00%, 0.50% Floor	12/12/29	4,166,396	4,193,748
iHeartCommunications, Inc., First Lien Term Loan(c)	United States	1M SOFR + 5.775%	05/01/29	4,088,361	3,909,516
Numericable US LLC, First Lien Term Loan(c)	United States	3M SOFR + 5.06%	05/15/31	1,150,000	1,176,450
WideOpenWest Finance LLC, First Lien Term Loan(c)	United States	3M SOFR + 7.00%, 1.50% Floor	12/11/28	1,768,635	1,796,269
Total Communications					31,323,022

Consumer, Cyclical
AI Aqua Merger Sub, Inc., First Lien Term Loan(c)	United States	6.15%	07/04/33	1,000,000	1,000,565
Gaia Purchaser, Inc., First Lien Term Loan(c)	United States	4	06/24/33	1,850,000	1,852,313
SP Motion Holdco, Ltd., First Lien Term Loan(c)	Great Britain	4.91	06/24/33	€2,200,000	2,524,709
SP Motion Holdco, Ltd., First Lien Term Loan(c)	Great Britain	6.18	06/24/33	$1,250,000	1,250,131
Versuni Group BV, First Lien Term Loan(c)	Netherlands	1M EUR + 3.25%	06/20/33	€1,750,000	2,007,461
ADI Global Distribution Funding LLC, First Lien Term Loan(c)	United States	1M SOFR + 2.75%	06/16/33	$1,000,000	1,003,750
CD&R Firefly Bidco PLC, First Lien Term Loan(c)	Great Britain	5.46%	06/18/31	€3,350,000	4,024,762
Bond US Bidco 1 Inc(c)	United States	7.34%	05/07/33	$800,000	803,500
Iceberg Acquisitions UK Ltd.(c)	Great Britain	3M EUR L + 4.50%	02/16/33	€700,000	792,071
Parts Europe SA, First Lien Term Loan(c)	France	4.99%	02/03/31	900,000	1,035,087
Beach Acquisition Bidco LLC, First Lien Term Loan(c)	United States	5.04%	09/13/32	985,000	1,130,803
Quimper AB, First Lien Term Loan(c)	Sweden	3M EUR L + 2.975%	03/25/30	660,000	757,793
Banijay Gaming SAS, First Lien Term Loan(c)	France	3M EUR L + 3.00%	12/09/31	1,333,333	1,530,568
EG Finco, Ltd., First Lien Term Loan(c)	Great Britain	3M EUR L + 3.50%	02/10/31	1,300,000	1,486,920
Rubix Group Finco, Ltd., First Lien Term Loan(c)	Great Britain	3M EUR L + 3.50%	09/29/31	600,000	687,988
ABG Intermediate Holdings 2 LLC, First Lien Term Loan(c)	United States	5.98%	12/21/28	$1,994,924	1,997,926
Allwyn Entertainment Financing US LLC, First Lien Term Loan(c)	United States	6.16%	01/18/33	1,500,000	1,484,063
Canada Goose, Inc., First Lien Term Loan(c)	Canada	6.67%	08/23/32	650,000	651,381
City Football Group, Ltd., First Lien Term Loan(c)	Great Britain	3M SOFR + 3.00%, 0.50% Floor	07/22/30	1,336,398	1,334,561
Rough Country LLC, First Lien Term Loan(c)	United States	7.00%	07/31/28	2,500,000	2,483,925
Gloves Buyer, Inc., First Lien Term Loan(c)	United States	1M SOFR + 4.00%, 0.50% Floor	05/24/32	1,990,000	1,998,089
Voyager Parent LLC, First Lien Term Loan(c)	United States	3M SOFR + 4.25%	07/01/32	1,491,259	1,494,033
Crown Finance US, Inc., First Lien Term Loan(c)	United States	1M SOFR + 4.50%	12/02/31	1,728,158	1,734,889
SWF Holdings I Corp., First Lien Term Loan(c)	United States	1M SOFR + 4.50%, 1.00% Floor	12/19/29	3,900,000	3,878,082
Boots Group Bidco, Ltd., First Lien Term Loan(c)	Great Britain	1M SONIA IR + 4.50%	08/31/32	£2,600,000	3,478,007
Tenneco, Inc., First Lien Term Loan(c)	United States	3M SOFR + 4.75%, 0.50% Floor	11/17/28	$887,820	885,001
BCPE Flavor Debt Merger Sub LLC, First Lien Term Loan(c)	United States	1M SOFR + 5.00%	07/02/32	955,919	897,369
GSM Holdings, Inc., First Lien Term Loan(c)	United States	8.85%	09/30/31	1,496,193	1,499,702
IXS Holdings, Inc., First Lien Term Loan(c)	United States	3M SOFR + 5.50%, 1.00% Floor	09/21/29	297,253	295,714
AMC Entertainment Holdings, Inc., First Lien Term Loan(c)	United States	1M SOFR + 7.00%, 2.00% Floor	01/04/29	4,253,317	4,273,967
Total Consumer, Cyclical					50,275,130

Consumer, Non-cyclical
Amspec Parent LLC, First Lien Term Loan(c)	United States	6.73%	12/22/31	666,667	669,750
Charlotte Buyer, Inc., First Lien Term Loan(c)	United States	1M SOFR + 3.50%, 0.50% Floor	06/30/31	1,000,000	1,000,380
Financiere Mendel SAS, First Lien Term Loan(c)	France	1M SOFR + 2.75%	11/13/30	€1,150,000	1,279,690
Techem Verwaltungsgesellschaft 675 mbH, First Lien Term Loan(c)	Germany	5.23%	07/16/32	450,000	516,330
Inception Finco Sarl, First Lien Term Loan(c)	Luxembourg	1M EUR + 3.25%	04/09/31	850,000	974,363
WS Audiology A/S, First Lien Term Loan(c)	Denmark	1M EUR + 3.75%	02/18/32	$1,000,000	1,002,790

See Notes to Consolidated Financial Statements.

6	www.diameterdynamiccredit.com

Diameter Dynamic Credit Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Security Description	Country	Index and Spread	Maturity Date	Principal Amount	Value
Consumer, Non-cyclical (continued)
NorthAB LLC, First Lien Term Loan(c)	United States	3M CME TERM + 2.50%, 0.50% Floor	11/24/28	$994,865	$930,513
Boluda Towage Luxembourg Sarl, First Lien Term Loan(c)	Luxembourg	5.11%	05/24/33	€350,000	403,534
Limpio Bidco GmbH, First Lien Term Loan(c)	Germany	5.71%	05/31/33	700,000	806,816
LSF12 Pillar Investments SARL, First Lien Term Loan(c)	Luxembourg	3.80%	05/16/33	1,350,000	1,548,836
Pegasus Bidco BV, First Lien Term Loan(c)	Netherlands	5.26%	07/12/32	350,000	402,082
Dechra Pharmaceuticals Holdings, Ltd., First Lien Term Loan(c)	Great Britain	6M EUR L + 3.00%	01/27/32	1,300,000	1,495,899
Nidda Healthcare Holding GmbH, First Lien Term Loan(c)	Germany	5.20%	12/09/32	400,000	458,803
Colosseum Dental Finance BV, First Lien Term Loan(c)	Netherlands	5.39%	03/18/32	1,450,000	1,663,424
Ephios Subco 3 Sarl, First Lien Term Loan(c)	Luxembourg	3M EUR L + 3.25%	04/18/31	1,000,000	1,146,881
CompoSecure Holdings LLC, First Lien Term Loan(c)	United States	5.92%	01/14/33	$1,500,000	1,493,790
Atlas Luxco 4 SARL, First Lien Term Loan(c)	Luxembourg	1M EUR L + 3.75%	08/20/32	€2,580,500	2,977,143
ZF Invest SAS, First Lien Term Loan(c)	France	3M EUR L + 3.75%	02/28/33	838,755	957,702
McKesson Medical-Surgical Top Holdings, Inc., First Lien Term Loan(c)	United States	5.98%	06/09/32	$1,500,000	1,502,190
ZF Invest SAS(c)	France	6.24%	02/28/33	€1,161,245	1,325,925
Grifols International Services USA, Inc., First Lien Term Loan(c)	United States	3M SOFR + 2.50%	04/14/33	$1,496,250	1,501,771
WS Audiology A/S, First Lien Term Loan(c)	Denmark	6M EUR L + 3.75%	02/28/29	€3,000,000	3,432,964
Sigma Holco BV(c)	Netherlands	3M EUR L + 4.25%	10/31/30	1,300,000	1,428,351
Fairy Investments Bidco SL, First Lien Term Loan(c)	Spain	6M EUR L + 4.00%	11/10/32	1,250,000	1,437,471
OCS Group Holdings, Ltd., First Lien Term Loan(c)	Great Britain	6.74%	11/27/31	350,000	403,846
XPLOR T1 LLC, First Lien Term Loan(c)	United States	3M SOFR + 3.25%	12/01/32	$1,141,375	1,050,065
Mavis Tire Express Services Topco Corp., First Lien Term Loan(c)	United States	7.02%	05/09/33	1,362,500	1,362,534
B&G Foods, Inc., First Lien Term Loan(c)	United States	1M SOFR + 3.50%	10/10/29	458,151	452,234
Bausch + Lomb Corp., First Lien Term Loan(c)	Canada	1M SOFR + 3.75%	01/15/31	1,339,892	1,344,749
Endo Finance Holdings LP, First Lien Term Loan(c)	United States	1M SOFR + 3.75%, 0.50% Floor 04/23/31		1,492,424	1,495,222
VC GB Holdings I Corp., First Lien Term Loan(c)	United States	7.60% 07/24/28		5,000,000	5,012,225
Gainwell Acquisition Corp., First Lien Term Loan(c)	United States	3M SOFR + 4.00%, 0.75% Floor 10/01/27		99,474	98,148
TreeHouse Foods, Inc., First Lien Term Loan(c)	United States	1M SOFR + 4.25% 02/04/33		850,000	853,574
Dermatology Intermediate Holdings III, Inc., First Lien Term Loan(c)	United States	3M SOFR + 4.25%, 0.50% Floor 04/02/29		1,441,974	1,409,277
Stepstone Group MidCo 2 GmbH, First Lien Term Loan(c)	Germany	6M SOFR + 4.50%	12/19/31	1,956,273	1,585,804
American Auto Auction Group LLC, First Lien Term Loan(c)	United States	3M SOFR + 4.50%	05/28/32	1,992,437	1,993,941
Nidda Healthcare Holding GmbH, First Lien Term Loan(c)	Germany	3M SONIA IR + 4.50%	12/09/32	£1,000,000	1,330,877
Mckissock Investment Holdings LLC, First Lien Term Loan(c)	United States	3M SOFR + 5.00%, 0.75% Floor 03/12/29		$1,292,797	1,108,037
US Renal Care, Inc., First Lien Term Loan(c)	United States	1M SOFR + 5.00%	06/28/28	3,640,617	3,589,321
Eyecare Partners LLC, First Lien Term Loan(c)	United States	3M SOFR + 5.75%	08/31/28	2,000,000	1,998,570
1261229 BC, Ltd., First Lien Term Loan(c)	Canada	1M SOFR + 6.25%	10/08/30	4,865,962	4,729,861
BW NHHC Holdco, Inc., First Lien Term Loan(c)	United States	15.75%	01/21/26	3,400,000	3,451,000
Total Consumer, Non-cyclical					63,626,683

Energy
Jackson Generation LLC, First Lien Term Loan(c)	United States	6.23%	07/08/33	400,000	400,750

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2026	7

Diameter Dynamic Credit Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Security Description	Country	Index and Spread	Maturity Date	Principal Amount	Value
Energy (continued)
Venture Global Plaquemines LNG, LLC(c)	United States	5.96%	05/25/29	$1,500,000	$1,500,273
NGL Energy Operating LLC, First Lien Term Loan(c)	United States	1M SOFR + 3.50%	03/11/33	1,215,703	1,222,001
Homer City Energy Campus(a)(b)	United States	17.00%	04/15/28	4,202,400	4,218,159
Total Energy					7,341,183

Financial
EG Finco Limited(c)	Great Britain	3.5	02/10/31	€1,400,000	1,599,634
Osmosis Buyer, Ltd., First Lien Term Loan(c)	Great Britain	1M EUR + 2.75%	07/04/33	1,750,000	2,004,552
Emma Buyer LLC, First Lien Term Loan(c)	United States	7.16%	06/16/33	$718,310	717,412
Intrum Investments And Financing AB, First Lien Term Loan(c)	Sweden	3M EUR L + 3.75%	06/30/28	€4,650,000	5,236,722
Broadstreet Partners Group LLC, First Lien Term Loan(c)	United States	6.32%	06/16/31	$1,000,000	967,885
Etna US Finco 1 LLC, First Lien Term Loan(c)	United States	6M SOFR + 4.50%, 0.50% Floor	12/08/31	697,375	678,198
TPG RE Finance Trust, Inc., First Lien Term Loan(c)	United States	6.57%	05/16/33	350,000	350,219
IMA Financial Group, Inc., First Lien Term Loan(c)	United States	6.75%	11/01/28	3,989,950	3,983,845
VCI Asset Holdings 3, LLC(b)	United States	6.88%	04/24/31	1,950,000	1,985,744
Nexus Buyer LLC, First Lien Term Loan(c)	United States	1M SOFR + 3.50%	07/31/31	348,237	336,484
Orion US Finco, Inc., First Lien Term Loan(c)	United States	3M SOFR + 3.50%	10/12/32	997,500	999,236
Jump Financial LLC, First Lien Term Loan(c)	United States	7.23%	02/26/32	1,500,000	1,501,875
VCI Asset Holdings 2, LLC(b)	United States	7.38%	02/02/33	7,440,177	7,686,633
Nexus Buyer LLC, First Lien Term Loan(c)	United States	7.73%	07/31/31	2,400,000	2,328,432
Asurion LLC, First Lien Term Loan(c)	United States	8.03%	08/21/28	1,290,162	1,290,297
Etna US Finco 1 LLC, First Lien Term Loan(c)	United States	3M SOFR + 4.50%, 0.50% Floor	12/08/31	347,381	337,828
BDO USA, P.C.(a)(c)	United States	3M SOFR + 5.00%	08/31/28	4,974,425	4,959,501
Orion US Finco, Inc., Second Lien Term Loan(c)	United States	3M SOFR + 5.50%	10/11/33	100,000	99,042
Asurion LLC, Second Lien Term Loan(c)	United States	3M SOFR + 5.25%	01/22/29	2,450,000	2,427,950
OID-OL Intermediate I LLC, First Lien Term Loan(c)	United States	3M SOFR + 6.00%	02/01/29	2,800,000	2,723,000
VCI Asset Holdings 1, LLC(b)	United States	10.00%	11/20/30	4,259,534	4,545,284
Total Financial					46,759,773

Industrial
BCPE HIPH Parent, Inc., First Lien Term Loan(c)	United States	7.73%	06/25/33	1,356,688	1,360,080
Neptune Bidco SARL, First Lien Term Loan(c)	Luxembourg	5.21%	02/07/30	€750,000	861,073
Tamko Building Products LLC, First Lien Term Loan(c)	United States	1M SOFR + 3.00%	09/20/30	$500,000	500,625
Saphira Holdings SARL, First Lien Term Loan(c)	Luxembourg	5.60%	06/10/33	€1,100,000	1,264,321
Skyshield Group Midco, Ltd., First Lien Term Loan(c)	Great Britain	5.61%	06/23/33	800,000	921,389
Modern Aviation Fbo Holdings LLC, First Lien Term Loan(c)	United States	6.83%	06/30/33	$250,000	250,937
Node AcquiCo GmbH, First Lien Term Loan(c)	Germany	5.29%	12/09/32	€350,000	401,550
Seashell Bidco SL, First Lien Term Loan(c)	Spain	3.50%	12/13/32	350,000	402,408
TK Elevator Midco GmbH, First Lien Term Loan(c)	Germany	6M EUR L + 3.00%	04/30/30	1,300,000	1,494,658
Cube Safety BidCo AB, First Lien Term Loan(c)	Sweden	1M EUR L + 3.25%	02/21/33	1,450,000	1,668,892
Hanab Holding BV, First Lien Term Loan(c)	Netherlands	5.55%	05/18/33	350,000	402,408
IFCO Management GmbH(c)		3M EUR L + 3.50%	12/08/32	1,300,000	1,491,472
Syntegon TopCo GmbH, First Lien Term Loan(c)	Luxembourg	3M EUR L + 3.50%	11/30/32	350,000	403,220
Tega MC Australia Holdings Pty, Ltd., First Lien Term Loan(c)	Australia	6M SOFR + 3.50%	03/25/33	$1,350,000	1,359,288
Columbus McKinnon Corp., First Lien Term Loan(c)	United States	3M SOFR + 3.50%, 0.50% Floor	02/03/33	1,364,813	1,363,960
Trident TPI Holdings, Inc., First Lien Term Loan(c)	United States	3M SOFR + 3.75%, 0.50% Floor	09/18/28	3,387,362	3,257,508
Sword Purchaser LLC, First Lien Term Loan(c)	United States	1M SOFR + 4.00%	04/11/33	3,335,000	3,258,662
Proampac PG Borrower LLC, First Lien Term Loan(c)	United States	3M SOFR + 4.00%	03/07/33	1,100,000	1,083,500
LSF12 Phoenix Holdco LLC, First Lien Term Loan(c)	United States	1M SOFR + 4.50%	03/25/33	900,000	895,878
A B Boyd Co., First Lien Term Loan(c)	United States	8.35%	11/14/31	200,000	195,000

See Notes to Consolidated Financial Statements.

8	www.diameterdynamiccredit.com

Diameter Dynamic Credit Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Security Description	Country	Index and Spread	Maturity Date	Principal Amount	Value
Industrial (continued)
Resilience Parent LLC, Second Lien Term Loan(a)(c)	United States	3M SOFR + 5.25%	02/27/34	$2,392,857	$2,368,929
Valcour Packaging LLC, First Lien Term Loan(c)	United States	1M SOFR + 5.25%, 1.00% Floor 10/04/28		2,200,000	2,202,475
CP Atlas Buyer, Inc., First Lien Term Loan(c)	United States	1M SOFR + 5.25%	07/08/30	3,025,878	2,668,658
Total Industrial					30,076,891

Technology
OAK-Eagle Acquireco, Inc., First Lien Term Loan(c)	United States	3M SOFR + 3.50%	03/24/33	1,500,000	1,505,385
Marelli North America, Inc.(c)	United States	11.64%	12/31/26	1,000,000	1,000,000
Penta Technologies BV, First Lien Term Loan(c)	Netherlands	1M EUR + 2.50%	05/28/32	€1,000,000	1,144,738
Crane NXT Co., First Lien Term Loan(c)	United States	1M EUR L + 2.75%	12/15/32	1,333,333	1,529,807
Gryphon Acquire NewCo LLC, First Lien Term Loan(c)	United States	3M SOFR + 2.75%	09/13/32	$1,296,750	1,299,992
RealPage, Inc., First Lien Term Loan(c)	United States	3M SOFR + 3.00%, 0.50% Floor 04/24/28		1,488,281	1,394,802
Conga Corp., First Lien Term Loan(c)	United States	3M SOFR + 3.50%, 0.75% Floor 05/08/28		1,191,537	1,016,780
Sophos Holdings LLC, First Lien Term Loan(c)	United States	1M SOFR + 3.50%	03/05/27	1,342,862	1,255,999
KnowBe4, Inc., First Lien Term Loan(c)	United States	3M SOFR + 3.75%	07/26/32	199,500	156,608
Pitney Bowes, Inc., First Lien Term Loan(c)	United States	3M SOFR + 3.75%	03/19/32	745,442	746,571
Cotiviti, Inc., First Lien Term Loan(c)	United States	7.625%	05/01/31	300,000	281,063
Renaissance Holdings Corp., First Lien Term Loan(c)	United States	3M SOFR + 4.00%, 0.50% Floor 04/08/30		1,577,343	1,257,442
Finastra USA, Inc., First Lien Term Loan(c)	United States	6M SOFR + 4.00%	09/15/32	548,625	507,204
Clover Holdings 2 LLC, First Lien Term Loan(c)	United States	7.75	12/09/31	1,091,969	1,038,736
Databricks, Inc., First Lien Term Loan(c)	United States	1M SOFR + 4.50%	01/03/31	2,985,078	2,981,347
CoreWeave Financing DDTL V LLC, First Lien Term Loan(c)	United States	8.24%	11/17/31	2,050,000	2,094,044
Rithum Holdings, Inc., First Lien Term Loan(c)	United States	3M SOFR + 4.75%	07/21/31	545,004	516,051
Metropolis Technologies, Inc., First Lien Term Loan(c)	United States	3M SOFR + 5.25%	11/03/32	2,014,875	1,987,170
Bending Spoons US, Inc., First Lien Term Loan(c)	United States	1M SOFR + 5.875%, 1.00% Floor 03/07/31		959,638	947,903
Total Technology					22,661,642

Utilities
Discovery Energy Holding Corp., First Lien Term Loan(c)	United States	3M SOFR + 3.00%	05/01/31	1,000,000	1,002,815

TOTAL BANK LOANS
(Cost $265,332,930)					264,021,211

Security Description	Country	Index and Spread	Maturity Date	Principal Amount	Value
Asset-Backed Securities (3.46%)
Asset Backed Securities
Barings Infrastructure CLO, Ltd. 2026-I, Class E(c)(e)	Cayman Islands	3M CME TERM SOFR + 5.75%	07/20/39	2,500,000	2,506,337
Subway Funding LLC, Class A2II(b)(e)	United States	6.27%	07/30/31	3,940,000	3,981,443
Starwood 2024-SIF4 LLC, Class D(c)	United States	3M CME TERM SOFR + 4.00%	10/17/36	2,000,000	2,004,310
Zayo Issuer LLC, Class C(b)(e)	United States	8.66%	03/20/30	2,500,000	2,589,897
Blue Stream Issuer LLC, Class C(b)(e)	United States	8.90%	05/20/28	3,070,000	3,115,780
Zayo Issuer LLC, Class C(b)(e)	United States	9.49%	06/20/30	3,000,000	3,173,029

TOTAL ASSET-BACKED SECURITIES
(Cost $17,346,730)					17,370,796

Commercial Mortgage-Backed Securities (1.00%)
Structured Finance Obligations
BX Trust 2025-DELC(c)(e)	United States	1M CME TERM SOFR + 3.05%	12/15/27	$2,400,000	2,403,000
TORY Commercial Mortgage Trust 2026-HGTS(c)(e)	United States	6.078%	01/13/31	2,680,000	2,627,496

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2026	9

Diameter Dynamic Credit Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Security Description	Country	Index and Spread	Maturity Date	Principal Amount	Value
Structured Finance Obligations (continued)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $5,080,000)					$5,030,496

Corporate Bonds (42.18%)
Basic Materials
Huntsman International LLC(b)	United States	2.95%	06/15/31	$400,000	360,004
FIS Fabbrica Italiana Sintetici SpA, Series REGS(c),(f)	Italy	3M EUR L + 3.25%	02/05/31	€1,330,000	1,535,249
Olympus Water US Holding Corp.(b)(e)	United States	7.25%	02/15/33	$550,000	544,039
Hybar LLC(b)(e)	United States	7.38%	07/01/34	2,500,000	2,513,306
JW Aluminum Continuous Cast Co.(b)(e)	United States	10.25%	04/01/30	4,318,000	4,566,792
Total Basic Materials					9,519,390

Communications
Level 3 Financing, Inc.(b)(e)	United States	3.88%	11/15/29	5,100,000	4,949,505
Discovery Communications LLC(b)	United States	3.95%	03/20/28	750,000	706,401
Discovery Global Holdings, Inc.(b)	United States	4.05%	03/15/29	4,500,000	4,430,442
Discovery Global Holdings, Inc.(b)	United States	4.30%	01/17/30	€325,000	374,883
PLT VII Finance Sarl(c)	Luxembourg	3M EUR L + 2.75%	06/15/31	700,000	801,679
United Group BV, Series JUN(c),(f)	Netherlands	3M EUR L + 3.25%	01/31/33	2,100,000	2,412,882
Space Exploration Technologies Corp.(b)(e)	United States	5.65%	07/15/33	$3,500,000	3,481,175
ION Platform Finance US, Inc. / ION Platform Finance SARL(b)(e)	United States	5.75%	05/15/28	200,000	183,910
Stingray Compute LLC(b)(e)	United States	6.00%	06/15/31	2,500,000	2,507,157
Meridian Arc Holdco LLC(b)(e)(g)	United States	6.25%	04/30/31	3,250,000	3,258,794
PR RNO Property Owner 1 LLC(b)(e)(g)	United States	6.50%	05/01/31	3,325,000	3,323,180
Qwest Corp.(b)	United States	6.50%	09/01/51	5,000,000	4,008,191
Beignet Investor LLC(b)(e)(g)	United States	6.58%	05/30/49	8,740,000	8,937,806
Veon Midco BV(b)(e)	Netherlands	6.95%	06/01/31	1,200,000	1,200,693
SoftBank Group Corp.(b)	Japan	7.00%	04/22/32	€550,000	655,777
SoftBank Group Corp.(b)	Japan	7.38%	04/22/34	350,000	417,035
Veon Midco BV(b)(e)	Netherlands	7.45%	06/01/33	$1,200,000	1,202,007
ELK Grove Village Property LLC(b)(e)	United States	7.50%	06/15/31	4,550,000	4,580,630
Uniti Services LLC(b)(e)(g)	United States	7.50%	10/15/33	3,530,000	3,720,248
SoftBank Group Corp.(b)	Japan	7.63%	10/22/29	500,000	513,695
SoftBank Group Corp.(b)	Japan	8.25%	10/22/31	1,200,000	1,238,584
SoftBank Group Corp.(b)	Japan	8.50%	04/22/36	450,000	466,851
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, Series Feb(b)(e)	United States	8.63%	06/15/32	1,600,000	1,674,644
ION Platform Finance US, Inc. / ION Platform Finance SARL, Series 144@(b)(e)	United States	8.75%	05/01/29	200,000	178,502
SE Cosmos LLC(b)(e)	United States	8.88%	05/01/31	5,000,000	5,146,040
ION Platform Finance US, Inc. / ION Platform Finance SARL(b)(e)	United States	9.00%	08/01/29	350,000	311,691
Veon Midco BV(b)(e)	Netherlands	9.00%	07/15/29	1,840,000	1,931,600
ION Platform Finance US, Inc. / ION Platform Finance SARL(b)(e)	United States	9.50%	05/30/29	1,150,000	1,051,259
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(b)(e)	United States	10.00%	02/15/31	3,500,000	3,637,230
Connect Holding II LLC(b)(e)	United States	10.50%	04/03/31	4,522,000	4,537,907
Altice France SA, Series REGs(b),(f)	France	12.88%	11/01/29	€944,356	1,107,313
Zayo Group Holdings, Inc.(e)(h)	United States	13.75% (13.75%)	09/09/30	$2,550,000	2,517,886

See Notes to Consolidated Financial Statements.

10	www.diameterdynamiccredit.com

Diameter Dynamic Credit Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Security Description	Country	Index and Spread	Maturity Date	Principal Amount	Value
Communications (continued)
Total Communications					$75,465,597

Consumer, Cyclical
Crocs, Inc.(b)(e)(g)	United States	4.13%	08/15/31	$2,150,000	2,008,134
Starz Capital Holdings 1, Inc.(b)(e)	United States	6.00%	04/15/30	4,550,000	4,366,405
Dorman Products, Inc.(b)(e)	United States	6.25%	06/15/34	2,450,000	2,479,261
Intralot Capital Luxembourg SA, Series REGS(b),(f)	Luxembourg	6.75%	10/15/31	€450,000	522,027
Deuce Finco PLC, Series REGS(b),(f)	Great Britain	7.00%	11/20/31	£1,233,000	1,674,331
PetSmart LLC / PetSmart Finance Corp.(b)(e)	United States	7.50%	09/15/32	$350,000	350,338
Whirlpool Corp.(b)(e)	United States	7.50%	07/01/31	700,000	709,392
Whirlpool Corp.(b)(e)	United States	7.88%	07/01/34	2,350,000	2,362,437
Beazer Homes USA, Inc.(b)(e)	United States	8.00%	01/15/32	3,450,000	3,462,967
Tenneco, Inc.(b)(e)(g)	United States	8.00%	11/17/28	1,000,000	1,007,189
Cooper-Standard Automotive, Inc.(b)(e)	United States	9.25%	03/01/31	2,600,000	2,629,007
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.(b)(e)	United States	9.50%	07/01/32	450,000	436,206
Veritiv Operating Co.(b)(e)(g)	United States	10.50%	11/30/30	1,150,000	1,177,857
Stonegate Pub Co. Financing 2019 PLC, Series REGS(b),(f)	Great Britain	10.75%	07/31/29	£3,200,000	4,336,429
Sabre Financial Borrower LLC(b)(e)(g)	United States	11.13%	06/15/29	$2,550,000	2,692,548
Total Consumer, Cyclical					30,214,528

Consumer, Non-cyclical
HORSESHOE FUNDING TRUST I(b)(e)	United States	6.06%	02/15/36	2,100,000	2,133,893
Currenta Group Holdings Sarl, Series REGS(c),(f)	Luxembourg	3M EUR L + 4.00%	05/15/32	€1,000,000	1,151,107
Organon & Co. / Organon Foreign Debt Co-Issuer BV(b)(e)(g)	United States	6.75%	05/15/34	$2,575,000	2,719,856
Grifols SA, Series REGS(b),(f)	Spain	7.50%	05/01/30	€1,200,000	1,427,888
Team Health Holdings, Inc.(e)(h)	United States	13.50% (4.5%)	06/30/28	$2,965,250	3,034,920
Total Consumer, Non-cyclical					10,467,664

Energy
APA Corp., Series .(b)	United States	6.00%	01/15/37	2,100,000	2,142,846
Occidental Petroleum Corp.(b)(g)	United States	6.45%	09/15/36	1,600,000	1,716,126
Venture Global Plaquemines LNG LLC(b)(e)(g)	United States	6.75%	01/15/36	1,150,000	1,219,529
Rockies Express Pipeline LLC(b)(e)(g)	United States	6.88%	04/15/40	850,000	870,924
Golar LNG, Ltd.(b)(e),(f)	Bermuda	7.50%	10/02/30	3,450,000	3,505,291
Rockies Express Pipeline LLC(b)(e)(g)	United States	7.50%	07/15/38	850,000	898,550
Wildfire Intermediate Holdings LLC(b)(e)	United States	7.50%	10/15/29	1,850,000	1,898,822
Moss Creek Resources Holdings, Inc.(b)(e)	United States	8.25%	09/01/31	4,050,000	4,016,660
Nabors Industries, Inc.(b)(e)	United States	9.13%	01/31/30	2,750,000	2,877,654
YPF SA, Series REGS(b),(f)	Argentina	9.50%	01/17/31	3,100,000	3,299,220
Venture Global LNG, Inc.(b)(e)	United States	9.88%	02/01/32	400,000	427,122
Total Energy					22,872,744

Financial
LSF12 Rigel 9.5 SSN 2031 (144A)(a)	Great Britain	9.5	04/28/31	€3,350,000	3,676,120
CPI Property Group SA(c)	Luxembourg	8.50%	12/31/99	1,500,000	1,647,801
MPT Operating Partnership LP / MPT Finance Corp.(b)	United States	0.99%	10/15/26	100,000	112,302
Boston Properties LP(b)(g)	United States	2.55%	04/01/32	$250,000	217,794
Genworth Holdings, Inc.(c)(g)	United States	3M CME TERM SOFR + 2.26%	11/15/36	3,955,000	3,322,174
Freedom Mortgage Corp.(b)(e)	United States	6.63%	01/15/27	475,000	476,136
Freedom Mortgage Holdings LLC(b)(e)(g)	United States	7.88%	04/01/33	2,000,000	1,951,833

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2026	11

Diameter Dynamic Credit Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Security Description	Country	Index and Spread	Maturity Date	Principal Amount	Value
Financial (continued)
goeasy, Ltd.(b)(e)	Canada	9.25%	12/01/28	$600,000	$590,673
Freedom Funding Center LLC(e)(h)	United States	12.00% (13%)	10/01/32	1,700,000	1,749,765
Freedom Mortgage Corp.(b)(e)	United States	12.25%	10/01/30	150,000	161,937
Total Financial					13,906,535

Industrial
Atkore, Inc.(b)(e)(g)	United States	4.25%	06/01/31	3,100,000	2,970,701
Coherent Corp.(b)(e)(g)	United States	5.00%	12/15/29	4,000,000	3,940,296
JH North America Holdings, Inc.(b)(e)	United States	5.88%	01/31/31	2,100,000	2,110,510
JH North America Holdings, Inc.(b)(e)(g)	United States	6.13%	07/31/32	1,050,000	1,059,864
TransDigm, Inc.(b)(e)(g)	United States	6.13%	07/31/34	4,000,000	3,998,806
Solaris Energy Infrastructure LLC(b)(e)	United States	6.38%	05/15/31	3,250,000	3,289,475
Biffa Group Holdings, Ltd., Series REGs(b),(f)	Jersey	7.38%	06/15/31	£1,666,000	2,231,812
Maxam Prill Sarl(b)(e)	Luxembourg	7.75%	07/15/30	$450,000	463,853
Luna 1.5 Sarl, Series REGS(f)(h)	Luxembourg	10.50% (11.25%)	07/01/32	€300,000	365,110
Calderys Financing LLC(b)(e)(g)	France	11.25%	06/01/28	$3,100,000	3,212,600
Luna 1.5 Sarl(e)(h)	Luxembourg	12.00% (12.75%)	07/01/32	400,000	429,630
Total Industrial					24,072,657

Technology
Crane NXT Co.(b)(g)	United States	4.20%	03/15/48	1,396,000	893,529
NVIDIA Corp.(b)	United States	4.95%	06/15/36	5,000,000	4,957,800
Oracle Corp.(b)	United States	5.95%	09/26/55	4,000,000	3,401,576
Cedacri SpA, Series REGs(c),(f)	Italy	3M EUR L + 5.50%	05/15/28	€1,900,000	2,104,582
CoreWeave, Inc.(b)(e)(g)	United States	9.75%	10/01/31	$2,625,000	2,620,655
Total Technology					13,978,142

Utilities
AES Corp.(b)(g)	United States	2.45%	01/15/31	3,850,000	3,443,138
Talen Energy Supply LLC(b)(e)	United States	6.13%	05/01/31	1,700,000	1,700,649
Talen Energy Supply LLC(b)(e)	United States	6.38%	05/01/33	1,700,000	1,699,228
Talen Energy Supply LLC(b)(e)	United States	6.50%	02/01/36	2,600,000	2,621,651
SW Finance I PLC, Series EMTn(b)	Great Britain	6.88%	08/07/32	£200,000	267,359
VoltaGrid LLC(b)(e)	United States	7.38%	11/01/30	$1,600,000	1,662,395
Total Utilities					11,394,420

TOTAL CORPORATE BONDS
(Cost $208,556,399)					211,891,677

Government Bonds (4.91%)
U.S. Treasury Bonds
United States Treasury Bill	United States	3.75	09/24/26	15,000,000	14,870,910
United States Treasury Bill	United States	3.59	12/24/26	10,000,000	9,812,620

TOTAL GOVERNMENT BONDS
(Cost $24,684,487)					24,683,530

	7-Day Yield	Shares
Short Term Investments (9.95%)

BNY Dreyfus Government Cash Management
(Cost $49,960,498)	3.53%	49,960,498	49,960,498

See Notes to Consolidated Financial Statements.

12	www.diameterdynamiccredit.com

Diameter Dynamic Credit Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Security Description	Shares	Value
(continued)

TOTAL SHORT TERM INVESTMENTS
(Cost $49,960,498)		$49,960,498

TOTAL INVESTMENTS (115.78%)
(Cost $580,096,778)		$581,601,686
LIABILITIES IN EXCESS OF OTHER ASSETS(-15.78%)		(79,268,834)
NET ASSETS - 100.00%		$502,332,852

SCHEDULE OF SECURITIES SOLD SHORT

Security Description	Country	Index and Spread	Maturity Date	Shares	Value
Government Bonds (-5.50%)
U.S. Treasury Bond	United States	4.38%	05/15/36	$(2,450,000)	$(2,436,984)
U.S. Treasury Note	United States	4.13%	02/15/36	(10,500,000)	(10,246,523)
U.S. Treasury Note	United States	4.25%	05/31/33	(15,000,000)	(14,946,680)

TOTAL GOVERNMENT BONDS					(27,630,187)

TOTAL SECURITIES SOLD SHORT
(Proceeds $(27,661,866)					$(27,630,187)

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

EURIBOR - Euro Interbank Offered Rate

SONIA - Sterling Over Night Index Average

Reference Rates:

1M US SOFR - 1 Month SOFR as of June 30, 2026 was 3.63%

3M US SOFR - 3 Month SOFR as of June 30, 2026 was 3.63%

6M US SOFR - 6 Month SOFR as of June 30, 2026 was 3.67%

3M CME TERM SOFR - 3 Month CME TERM SOFR as of June 30, 2026 was 3.73%

1M EUR L - 1 Month EURIBOR as of June 30, 2026 was 2.20%

3M EUR L - 3 Month EURIBOR as of June 30, 2026 was 2.32%

6M EUR L - 6 Month EURIBOR as of June 30, 2026 was 2.57%

1M SONIA IR - 1 Month Average SONIA as of June 30, 2026 was 3.74%

3M SONIA IR - 3 Month Average SONIA as of June 30, 2026 was 3.75%

(a)	Security is classified as Level 3 in the Fund's fair value hierarchy (see Note 2).
(b)	Fixed rate security.
(c)	Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(d)	Security has a unfunded balance of $2,967,563. Along with this security, the Fund has a completely unfunded balance of $6,959,625 for Big Sky Funding, LLC, Series A2U, $2,014,922 for Databricks, Inc., First Lien Term Loan, $38,451 for BCPE Flavor Debt Merger Sub LLC, First Lien Term Loan, $143,670 for BCPE HIPH Parent, Inc., First Lien Term Loan and $281,690 for Emma Buyer LLC, First Lien Term Loan.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”) and Regulation S of the Securities Act. These securities may be sold in the ordinary course of business in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2026, the aggregate market value of such securities was $168,062,543, representing 33.46% of net assets.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act or pursuant to an exemption from registration. As of June 30, 2026, the aggregate fair value of those securities was $23,248,351 representing 4.63% of net assets.
(g)	Security or a portion thereof pledged as collateral under the Custodian Agreement.
(h)	Paid in kind security which may pay interest in additional par.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2026	13

Diameter Dynamic Credit Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Receiving Currency	Receiving Value	Delivering Currency	Delivering Currency	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	09/16/26	USD	51,256,040	EUR	50,437,720	$818,320
						$818,320

Goldman Sachs Bank USA	09/16/26	EUR	(2,292,624)	USD	(2,289,600)	$(3,024)
Goldman Sachs Bank USA	09/16/26	GBP	(12,733,886)	USD	(12,704,160)	(29,726)
Goldman Sachs Bank USA	09/17/26	GBP	(1,591,738)	USD	(1,590,840)	(898)
						$(33,648)

See Notes to Consolidated Financial Statements.

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Diameter Dynamic Credit Fund	Consolidated Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

ASSETS:
Investments, at value (Cost $580,096,778)	$581,601,686
Prepaid Income Tax	2,028
Foreign currency, at value (Cost $4,932,119)	4,916,300
Receivable for investments sold	41,347,926
Margin Deposit with Broker	27,472,944
Interest receivable	5,007,502
Receivable due from Adviser	1,210,282
Unrealized appreciation on forward foreign currency contracts	818,320
Prepaid offering costs	567,385
Prepaid expenses and other assets	5,217
Total Assets	662,949,590

LIABILITIES:
Short positions in marketable securities (Proceeds 27,661,866)	27,630,187
Payable for investments purchased	124,369,280
Payable due to custodian - overdraft	4,706,181
Payable for organization fees	1,895,698
Payable for distributions to shareholders	585,307
Payable for administration fees	297,453
Payable for short term security interest expense	230,407
Payable for professional fees	170,649
Payable for trustees' fees	49,338
Unrealized depreciation on forward foreign currency contracts	33,648
Payable for custody fees	11,580
Accrued expenses and other liabilities	637,010
Total Liabilities	160,616,738
NET ASSETS	$502,332,852

NET ASSETS CONSIST OF:
Paid-in capital	$494,501,786
Total distributable earnings	7,831,066
NET ASSETS	$502,332,852

PRICING OF SHARES:
Class I:(a)
Net Asset Value, offering and redemption price per share	$10.06
Net Assets	$502,332,852
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	49,936,341

(a)	Class I commenced operations on April 27, 2026

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2026	15

Diameter Dynamic Credit Fund	Consolidated Statement of Operations

For the Period Ended June 30, 2026 (Unaudited)

For the Period April 27, 2026 (Commencement of Operations) to June 30, 2026 (Unaudited)
INVESTMENT INCOME:
Interest income	$6,822,843
Dividend Income	61,402
Total Investment Income	6,884,245

EXPENSES:
Investment advisory fees (Note 6)	886,850
Administration fees	103,538
Organizational expense	1,895,698
Administrative service fees	203,467
Professional fees	196,754
Offering cost	122,933
Interest expense	112,783
Trustees' fees	49,338
Custody fees	11,580
Other expenses	109,448
Total Expenses	3,692,389
Less fees waived/reimbursed by investment advisor	(2,097,132)
Net Expenses	1,595,257
Net Investment Income	5,288,988

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	216,447
Net realized loss on securities sold short	(66,846)
Net realized gain on forward contracts	139,624
Net realized gain on foreign currency translation	456,431
Net change in unrealized appreciation on investments	1,574,239
Net change in unrealized appreciation on securities sold short	31,679
Net change in unrealized appreciation on forward foreign currency transactions	784,672
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(8,861)
NET REALIZED GAIN/(LOSS) AND UNREALIZED GAIN ON INVESTMENTS	3,127,385
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,416,373

See Notes to Consolidated Financial Statements.

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Diameter Dynamic Credit Fund	Consolidated Statements of Changes in Net Assets

For the Period April 27, 2026 (Commencement of Operations) to June 30, 2026 (Unaudited)
OPERATIONS:
Net investment income	$5,288,988
Net realized gain on investments	745,656
Net change in unrealized appreciation on investments	2,381,729
Net Increase in Net Assets Resulting from Operations	8,416,373

DISTRIBUTIONS TO SHAREHOLDERS:
Class I
From distributable earnings	(585,307)
From return of capital	—
Total Distributions to Shareholders	(585,307)

BENEFICIAL SHARE TRANSACTIONS, IN DOLLARS:
Class I
Shares sold	494,401,786
Net Increase in Net Assets Derived from Beneficial Interest Transactions:	494,401,786

Net increase in net assets	502,232,852

NET ASSETS:
Beginning of period	100,000
End of period	$502,332,852

Other Information
BENEFICIAL INTEREST TRANSACTIONS, IN SHARES:
Class I
Beginning shares	10,000
Shares sold	49,926,341
Net increase in shares outstanding	49,936,341
Ending shares	49,936,341

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2026	17

Diameter Dynamic Credit Fund	Consolidated Financial Highlights

Class I	For a Share Outstanding Throughout the Period Presented

	For the Period April 27, 2026 (Commencement of Operations) to June 30, 2026 (Unaudited)
Net asset value, beginning of period	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.13
Net realized and unrealized loss on investments	(0.06)
Total from investment operations	0.07

LESS DISTRIBUTIONS:
From net investment income	(0.01)
Total distributions	(0.01)

NET INCREASE IN NET ASSET VALUE	0.06
NET ASSET VALUE, END OF PERIOD	$10.06

TOTAL RETURN(b)	0.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$502,333

Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements	5.11	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	2.21	%(c)
Ratio of net investment income to average net assets	7.33	%(c)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements	4.96	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	2.06	%(c)

Portfolio turnover rate(d)	24.05%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Total return is for the period indicated and does not reflect the impact of the sales charge, as applicable. Total returns would have been lower had certain expenses not been waived or recouped by the Adviser. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year has not been annualized and is calculated at the Fund level.

See Notes to Consolidated Financial Statements.

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Diameter Dynamic Credit Fund	Notes to Consolidated Financial Statements

June 30, 2026 (Unaudited)

1. ORGANIZATION

Diameter Dynamic Credit Fund (the “Fund”), a Delaware statutory trust, is a newly organized, non-diversified, closed-end management investment company (the "Fund") registered under the Investment Company Act of 1940, as amended (the "1940 Act") that continuously offers its common shares of beneficial interest, par value $0.001 per share ("Common Shares"), and is operated as an "interval fund". The Fund commenced operations on April 27, 2026 ("Commencement of Operations"). On April 24, 2026, DIF LP (the "Predecessor Fund") transferred all of its assets and liabilities at a net asset value of $341,671,186 into the Fund in exchange for 34,167,119 Class I Shares of the Fund.

As of June 30, 2026, the Fund offers one class of Common Shares: Class I Common Shares (“Class I Shares”). After June 30, 2026, the Fund also began offering Class A Common Shares. The Fund is authorized to issue an unlimited number of Common Shares.

The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Common Shares at NAV on a quarterly basis. Although the policy permits repurchases of between 5% and 25% of the Fund’s outstanding Common Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Common Shares at NAV (either by number of shares or aggregate NAV) subject to the approval of the board of trustees (the “Board”).

Diameter DCF Advisor LLC (the “Adviser”), a Delaware limited liability company and a wholly-owned subsidiary of Diameter Capital Partners LP (collectively with its subsidiaries and affiliated entities, “Diameter”), acts as the Fund’s investment adviser pursuant to an Investment Advisory Agreement (Note 4). The Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is responsible for the day-to-day management of the Fund. The Board has oversight responsibility over the management and operations of the Fund. There are currently five Trustees, three of whom are not “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”).

The Fund’s investment objective is to seek to generate current income and provide attractive risk-adjusted returns. To pursue its objective, the Fund will invest in a wide range of credit-related products in both the public and private credit sectors and will aim to dynamically adjust its portfolio exposures depending on the market environment.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation

The Fund’s financial statement is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. Management believes it has made all necessary adjustments so that the financial statement is presented fairly and that estimates made in preparing its financial statement are reasonable and prudent.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results may ultimately differ from these estimates.

(c) Net Asset Value

The Fund calculates NAV of each class of Common Shares as of the close of business each day the New York Stock Exchange (the "NYSE") is open for trading or at such times as the Board may determine. The NAV per share for the class of Common Shares is determined by dividing the value of total assets attributable to the class minus liabilities attributable to the class by the total number of Common Shares outstanding of the class at the date as of which the determination is made. The valuation of the Fund’s investments, upon which the NAV is based, and all other assets and liabilities are recorded in accordance with U.S. GAAP and the 1940 Act. The Fund’s investments are valued in accordance with ASC 820 and Rule 2a-5 under the 1940 Act.

Semi-Annual Report | June 30, 2026	19

Diameter Dynamic Credit Fund	Notes to Consolidated Financial Statements

June 30, 2026 (Unaudited)

(d) Cash and Cash Equivalents

Cash represents cash deposits held at financial institutions, which at times may exceed U.S. federally insured limits. The Fund’s deposits are held at financial institutions with high credit-quality to minimize credit risk exposure. Cash equivalents consist of other highly liquid investments, such as money market funds. Cash and cash equivalents are carried at cost, which approximates fair value.

(e) Income Taxes

The Fund intends to elect to be treated for U.S. federal income tax purposes, and to qualify annually thereafter, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. Generally, the Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, if any. So long as the Fund maintains its status as a RIC, it generally will not pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes at least annually to its shareholders as dividends. Rather, any tax liability related to income earned and distributed by the Fund would represent obligations of the Fund’s shareholders and would not be reflected in the Fund’s financial statements.

(f) Fair Value Measurements

The Fund values its investments in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”) and Rule 2a-5 under the 1940 Act, which defines fair value as the value of a portfolio investment for which market quotations are not readily available. A market quotation is “readily available” only when it is a quoted price (unadjusted) in active markets for identical instruments that a fund can access at the measurement date, provided that such a quotation is not considered to be readily available if it is not reliable. ASC 820 prioritizes the use of observable market prices derived from such prices over entity-specific inputs. Due to the inherent uncertainties of valuation, certain estimated fair values may differ significantly from the values that would have been realized had a readily available market quotation for these investments existed, and these differences could be material.

Investments for which market quotations are readily available will typically be valued at those market quotations. To validate market quotations, we will utilize a number of factors to determine if the quotations are representative of fair value, including the source and number of the quotations. To assess the continuing appropriateness of pricing sources and methodologies, the Adviser regularly performs price verification procedures and issues challenges as necessary to independent pricing services or brokers, and any differences are reviewed in accordance with the valuation procedures. The Adviser does not adjust the prices unless it has a reason to believe market quotations are not reflective of the fair value of an investment.

The prices provided by a nationally recognized pricing service are typically based on the mean of bid and ask prices for each investment for which market quotations are available. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Broker quotes may also be used to value investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded.

In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser under the Fund’s valuation procedures approved by, and under the general supervision and responsibility of, the Board. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Adviser as valuation designee to the Board at each regularly scheduled quarterly meeting. These valuation approaches involve some level of estimation and judgment, the degree of which is dependent on the price transparency for the investments or market and the investments’ complexity. The valuation procedures may be modified from time to time.

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Diameter Dynamic Credit Fund	Notes to Consolidated Financial Statements

June 30, 2026 (Unaudited)

For investments without reliable market quotations, the Adviser will generally value such assets on a monthly (or in certain cases, where monthly valuations are not practicable, quarterly) basis with assistance from one or more independent valuation firms. Daily valuations made between these monthly (or quarterly) determinations will generally be at the most recent monthly (or in certain cases, quarterly) valuation, and the Adviser will monitor such assets on a daily basis for market related (generally credit spread driven) or investment specific events which would warrant a material change in valuation. If the Adviser determines such a change has occurred with respect to one or more investments, the Adviser will, pursuant to authority delegated by the Board, determine whether to update the daily value for each relevant investment, with assistance from one or more independent valuation firms, where applicable and as needed, in accordance with the Fund’s valuation procedures, and if the Adviser determines such an update is necessary, will update such valuation as soon as reasonably practicable with the assistance of one or more independent valuation firms. Because such valuations are inherently uncertain, they often reflect only periodic information received by the Adviser about the underlying investments’ operations, which may be on a lagged basis and therefore fluctuate over time and can be based on estimates.

As part of the valuation process, the Adviser will generally take into account relevant factors in determining the fair value of the Fund’s investments for which reliable market quotations are not readily available, including and in combination, as relevant: (i) the nature and realizable value of any collateral; (ii) the underlying investment’s ability to make payments based on its earnings and cash flow; (iii) the markets in which the underlying investment does business; and (iv) overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. When an external event such as a purchase transaction, public offering or subsequent equity or debt sale occurs, the Adviser, with the assistance of independent valuation firms, considers whether the pricing indicated by the external event corroborates its valuation.

ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. However, pursuant to such guidance, investments for which fair value is measured using NAV per share as a practical expedient have not been categorized within the fair value hierarchy. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$–	$5,030,496	$–	$5,030,496
Bank Loans	–	249,474,622	14,546,589	264,021,211
Asset-Backed Securities	–	17,370,796	–	17,370,796
Corporate Bonds	–	208,215,557	3,676,120	211,891,677
Government Bonds	–	24,683,530	–	24,683,530
Private Equity	–	–	694,231	694,231
Preferred Stock	4,949,247	3,000,000	–	7,949,247
Short Term Investments	49,960,498	–	–	49,960,498
Total	$54,909,745	$507,775,001	$18,916,940	$581,601,686
Derivative Instruments
Assets:
Forward Contracts	$–	$818,320	$–	$818,320
Government Bonds	–	37,893	–	37,893
Liabilities:
Forward Contracts	$–	$(33,648)	$–	$(33,648)
Government Bonds	–	(6,214)	–	(6,214)
Total	$–	$816,351	$–	$816,351

Semi-Annual Report | June 30, 2026	21

Diameter Dynamic Credit Fund	Notes to Consolidated Financial Statements

June 30, 2026 (Unaudited)

The changes of the fair value of investments for which the Fund have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of April 25, 2026	Accrued Discount/ Premium	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Balance as of June 30, 2026	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2026
Bank Loan	$-	$8,189,764	$9,815	$300,240	$7,016,700	$(969,930)	$14,546,589	$300,240
Corporate Bond	-	3,290		(115,602)	3,788,432		3,676,120	(115,602)
Common Stock	-	-		51,648	642,583		694,231	51,648
	$-	$8,193,054	$9,815	$236,286	$11,447,715	$(969,930)	$18,916,940	$236,286

The table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2026:

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range (Weighted Average)
Bank Loans	$14,546,589	Yield Analysis	Discount Rate	9.67%
Common Stocks	694,231	Yield Analysis	Discount Rate	9.08%
Corporate Bonds	3,676,120	Yield Analysis	Discount Rate	9.08%

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule 18f-4 under the 1940 Act. To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule 18f-4). If the Fund fails to qualify as a “limited derivatives user” as defined in Rule 18f-4 and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.

The Fund may also, to a limited extent, use reverse repurchase agreements or similar transactions and derivatives, credit default swaps, dollar rolls or borrowings, such as through bank loans or commercial paper and/or other credit facilities. The Fund may also enter into transactions other than those noted above that may give rise to a form of leverage including, without limitation, futures and forward contracts (including foreign currency exchange contracts), total return swaps and other derivative transactions, loans of portfolio securities, short sales and, when-issued, delayed delivery and forward commitment transactions.

Derivatives Risk

A derivative is generally a financial contract the value of which depends on, or is derived from, changes in the value of one or more “reference instruments,” such as underlying assets (including securities), reference rates, indices or events. Derivatives may relate to stocks, bonds, credit, interest rates, commodities, currencies or currency exchange rates, or related indices. A derivative may also contain leverage to magnify the exposure to the reference instrument. Derivatives may be traded on organized exchanges and/or through clearing organizations, or in private transactions with other parties in the over-the-counter (“OTC”) market with a single dealer or a prime broker acting as an intermediary with respect to an executing dealer. Derivatives may be used for hedging purposes and non-hedging (or speculative) purposes. Some derivatives require one or more parties to post “margin,” which means that a party must deposit assets with, or for the benefit of, a third party, such as a futures commission merchant, in order to initiate and maintain the derivatives position.

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Diameter Dynamic Credit Fund	Notes to Consolidated Financial Statements

June 30, 2026 (Unaudited)

Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and the Fund could lose more than the amount it invests. Derivatives can have the potential for unlimited losses, for example, where the Fund may be called upon to deliver a security it does not own. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives may involve fees, commissions, or other costs that may reduce the Fund’s gains or exacerbate losses from the derivatives. Certain aspects of the regulatory treatment of derivative instruments, including federal income tax, are currently unclear and may be affected by changes in legislation, regulations, or other legally binding authority.

Forward Foreign Currency Contracts

The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the period ended June 30, 2026, the Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The effect of derivative instruments on the Fund's Statement of Assets and Liabilities as of June 30, 2026:

	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Diameter Dynamic Credit Fund
Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$818,320

	Liabilities Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Diameter Dynamic Credit Fund
Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$33,647

Semi-Annual Report | June 30, 2026	23

Diameter Dynamic Credit Fund	Notes to Consolidated Financial Statements

June 30, 2026 (Unaudited)

The effect of derivatives instruments on the Fund's Statement of Operations for the six months ended June 30, 2026:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Diameter Dynamic Credit Fund
Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/Net change in unrealized appreciation/ depreciation on Forward Foreign Currency Contracts	$139,624	$784,672
Total		$139,624	$784,672

The forward currency contracts average notional amount during the six months ended was (35,800,000).

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

(a) Investment Advisory Agreement

The Fund has entered into an Investment Advisory Agreement with the Adviser.

The Fund agrees to pay, and the Adviser agrees to accept, as compensation for the services provided by the Adviser under the Investment Advisory Agreement, a base management fee (the “Management Fee”). The Management Fee is an amount equal to 1.25% of the Fund’s average daily Managed Assets, payable quarterly in arrears. The Management Fee will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Management Fees for any partial quarter shall be appropriately prorated.

(b) Expense Limitation and Reimbursement Agreement

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Adviser has agreed to waive the Management Fee and/or to assume or reimburse expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses (excluding the Management Fee; any taxes; fees and interest payments on borrowed funds; shareholder servicing and distribution fees; brokerage and distribution costs and expenses; acquired fund fees and expenses (as determined in accordance with SEC Form N-2); expenses incurred in connection with any merger or reorganization; and extraordinary or non-routine expenses, such as litigation expenses (collectively, the “Specified Expenses”)) do not exceed 0.75% of the average daily net assets of Class A Shares and Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and the current Expense Limit. Unless earlier terminated by the Board, the Expense Limitation and Reimbursement Agreement has an initial two-year term.

For the period ended June 30, 2026, the Adviser and/or its affiliates waived and reimbursed expenses in the amount of $2,097,132, which is reflected in fees waived and reimbursed on the Consolidated Statement of Operations and are subject for recoupment. At June 30, 2026, the amounts outlined below are available for recoupment:

Expiration Period
Less than 1 year	$–
1-2 years	$–
2-3 years	$2,097,132
Total	$2,097,132

24	www.diameterdynamiccredit.com

Diameter Dynamic Credit Fund	Notes to Consolidated Financial Statements

June 30, 2026 (Unaudited)

5. DISTRIBUTION, CUSTODY, AND ADMINISTRATION

Custodian

The custodian of the assets of the Fund is The Bank of New York Mellon.

Distributor

ALPS Distributors, Inc acts as the distributor of the Fund’s Common Shares, pursuant to a distribution services agreement with the Fund, on a reasonable best efforts basis, subject to various conditions. Class A Shares and Class I Shares are not subject to an upfront sales load; however, investors may be required to pay brokerage commissions on purchases or sales of the Common Shares to their Dealers. Investors should consult with their financial intermediaries about any transaction or other fees or charges their financial intermediaries might impose on each class of Common Shares in addition to any fees imposed by the Fund. Class A Shares pay to the Distributor a shareholder servicing and distribution fee equal to 0.75% per annum of the average daily value of the Fund’s net assets for the Class A Shares. The Fund may also pay fees to financial intermediaries for sub-administration, sub-transfer agency, sub-accounting and other administrative services outside of its Distribution and Servicing Plan. Class I Shares are not subject to any shareholder servicing or distribution fees.

Fund Administration

ALPS Fund Services, Inc. provides certain administration and accounting services to the Fund.

Transfer Agent

SS&C GIDS, Inc. serves as the Fund's transfer agent with respect to the Common Shares.

6. COMMITMENTS AND CONTINGENCIES

(a) Commitments

The Adviser and its affiliates have incurred organizational and offering expenses as well as some non-organizational matters on the Fund’s behalf in the estimated amount of $1.8 million. The amount will only be borne by the Fund after the Fund completes its first sale of shares in its public offering. Thereafter, organizational expenses will be paid out of Fund assets which will be expensed as they are incurred and offering expenses will be amortized over a 12-month period from when they are incurred, in each case, subject to the Waiver.

7. CAPITAL SHARE TRANSACTIONS

Shares will be continually offered under Rule 415 of the Securities Act of 1933, as amended. The Fund will repurchase Shares from shareholders pursuant to written repurchase offers on terms and conditions that the Board determines to be fair to the Fund and to all shareholders. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase 5.00% of its outstanding Shares. The Fund conducted its first repurchase offer following the second full quarter of operations. An early repurchase fee of 2.00% of NAV will be charged with respect to the repurchase of Shares held less than one year from original purchase. The Fund did not repurchase shares during the period ended June 30, 2026.

8. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. Under such agreements, underwriters and agents may be entitled to indemnification by the Fund against certain civil liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the underwriters or agents may be required to make. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Semi-Annual Report | June 30, 2026	25

Diameter Dynamic Credit Fund	Notes to Consolidated Financial Statements

June 30, 2026 (Unaudited)

9. DISTRIBUTION REINVESTMENT PLAN

The Board adopted a distribution reinvestment program ("DRIP") pursuant to which the Fund will reinvest all cash dividends or distributions declared by the Board on behalf of investors who do not elect to receive their cash dividends or distributions in cash as provided below. As a result, if the Board authorizes, and the Fund declares, a cash dividend or distribution, then Common Shareholders who have not elected to “opt out” of the DRIP will have their cash dividends or distributions automatically reinvested on behalf of such shareholder in additional Common Shares as described below.

Under the DRIP, no action is required on the part of a registered shareholder to have its cash dividend or other distribution reinvested in Common Shares. A registered shareholder will be able to elect to receive an entire cash dividend or distribution in cash by notifying the plan administrator, in writing, at Diameter Capital Partners, PO Box 219070, Kansas City, MO 64121-9070, so that notice is received by the plan administrator no later than 10 days prior to the record date for the cash dividend or distributions to the Common shareholders. The plan administrator will set up an account for Common Shares acquired through the plan for each shareholder who has not elected to receive cash dividends or distributions in cash and hold the Common Shares in non-certificated form.

The Fund expects to use primarily newly issued Common Shares to implement the DRIP.

The purchase price for Common Shares purchased under the DRIP will be equal to the most recent available NAV per share for such Common Shares on the date the distribution is paid.

The plan is terminable by the Fund upon notice in writing mailed to each shareholder of record at least 30 days prior to any record date for the payment of any cash dividend or distribution by the Fund.

10. REORGANIZATION INFORMATION

On April 24, 2026, the Predecessor Fund transferred all of its assets and liabilities to the Fund. As part of the reorganization, the Fund assumed all liabilities, commitments and obligations of the Predecessor Fund and issued to the Predecessor Fund a number of Fund shares having an aggregate net asset value equal to the fair value of the transferred assets less the fair value of the assumed liabilities.

Immediately following the reorganization, Diameter Associates LLC, in its capacity as general partner of the Predecessor Fund, determined to dissolve the Predecessor Fund pursuant to the Predecessor Fund's limited partnership agreement. DIF Feeder LP (the "Feeder Fund") in conjunction with the Predecessor Fund, was dissolved pursuant to the Feeder Fund's limited partnership agreement. Fund shares with an aggregate net asset value of $341,671,186 were distributed in kind pro rata to the Predecessor Fund's limited partners and the Predecessor Fund commenced winding up its affairs in accordance with applicable law.

11. INVESTMENT TRANSACTIONS

Purchases and sales/distributions of investments (excluding short-term and U.S. Government obligations) for the period ended June 30, 2026 were $285,090,198 and $100,949,793, respectively. There were no purchases or sales of U.S. Government obligations for the Fund during the period ended June 30, 2026.

12. SUBSEQUENT EVENTS

In preparing these financial statements, the Fund’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events identified that require recognition or disclosure.

26	www.diameterdynamiccredit.com

Diameter Dynamic Credit Fund	Additional Information

June 30, 2026 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling the Fund at 833-891-0802 or (ii) by visiting the SEC’s website at www.sec.gov.

PROXY VOTING RECORD

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 833-891-0802 or (ii) by visiting the SEC’s website at www.sec.gov.

PORTFOLIO INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available: (i) without charge, upon request, by calling the Fund at 833-891-0802 or (ii) by visiting the SEC’s website at www.sec.gov.

Semi-Annual Report | June 30, 2026	27

Diameter Dynamic Credit Fund	Approval of Investment Advisory Agreement

June 30, 2026 (Unaudited)

On September 30, 2025, the Board of Trustees (the “Board” or the “Trustees”) held a meeting and approved the initial investment advisory agreement (the “Investment Advisory Agreement”) for the Fund. The Investment Advisory Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Investment Advisory Agreement or any of their affiliates (the “Independent Trustees”). In connection with the approval of the Investment Advisory Agreement, the Trustees reviewed written materials prepared by Diameter DCF Advisor LLC (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Investment Advisory Agreement, the Trustees reviewed the Investment Advisory Agreement with representatives of the Adviser and with counsel to the Fund and received a memorandum discussing the legal standards for their consideration of the proposed Investment Advisory Agreement. A summary of the material factors evaluated by the Trustees in determining whether to approve the Investment Management Agreement is provided below.

Nature, Extent, and Quality of the Services

The Trustees considered the services to be provided by the Adviser and discussed the Adviser’s personnel, operations, and financial condition, including the Adviser’s (1) significant investment in, commitment to, and ability to retain key personnel; (2) focus on analysis of a wide range of credit-related products in both the public and private credit sectors; (3) disciplined investment approach and commitment to investment principles; (4) significant investment in and commitment to personnel, including additional hiring and extensive training, and infrastructure, including research, risk management, and portfolio management analytics; (5) significant compliance efforts; (6) provision of valuation services; (7) oversight of and plan for allocation of investment opportunities; and (8) oversight of and interaction with service providers. The Trustees also discussed the qualifications, backgrounds and responsibilities of the Adviser’s senior management responsible for the oversight of the Fund and were provided with information pertaining to the Adviser’s organizational structure, senior management, and other relevant information. The Board concluded that the nature, extent, and quality of the management and advisory services to be provided were appropriate and thus supported a decision to approve the proposed Investment Advisory Agreement.

Costs of Services and Profitability

Because the Fund had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. In analyzing the cost of services and profitability of the Adviser, the Trustees discussed the resources that the Adviser had devoted to the Fund in connection with the Fund’s organization and preparation to launch, as well as the assessment of estimated costs and projected profitability to the Adviser, including the Adviser’s sale of its own interests during the Fund’s capital raise. The Trustees reviewed the Fund’s proposed management fee rate and the Fund’s estimated expenses compared those to those of a peer group of funds as well as the Fund’s Expense Limitation and Reimbursement Agreement that would be in place for two years from the launch of the Fund, whereby the Adviser would limit ordinary operating expenses, excluding the management fee and certain other specified items, to 75 basis points of the Fund’s average daily net assets, and discussed the potential recoupment terms of the Adviser. The Board took into account the significant investment by, and cost to, the Adviser regarding service infrastructure to support the Fund and its anticipated investors. On the basis of the Trustees’ review of the fees to be charged by the Adviser for investment advisory and related services, the relatively unique and highly specialized nature of the Fund’s investment program, the Adviser’s financial information and the estimated costs associated with managing the Fund, the Trustees concluded that the level of investment management fees was appropriate in light of the services to be provided and the management fees and estimated overall expenses of comparable investment companies.

Economies of Scale

Because the Fund had not yet commenced operations, the Trustees noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Trustees discussed various financial and economic considerations relating to the proposed arrangement with the Adviser, including economies of scale. The Trustees took into account that the Adviser had agreed to an Expense Limitation and Reimbursement Agreement for a period of two years. Furthermore, while noting that the management fees would not decrease as the level of Fund assets increased, the Trustees concluded that the management fees reflected the Fund’s complex operations. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Other Benefits

The Trustees discussed other benefits that the Adviser may receive from the Fund. The Trustees noted that the Adviser indicated it did not expect to receive significant ancillary benefits as a result of its relationship with the Fund and that the Adviser would not realize “soft dollar” benefits from its relationship with the Fund as the Adviser did not utilize soft dollar arrangements. The Board concluded that other benefits expected to be derived by the Adviser from its relationship with the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and investors therein, and were consistent with industry practice and the best interests of the Fund and its shareholders.

28	www.diameterdynamiccredit.com

Diameter Dynamic Credit Fund	Approval of Investment Advisory Agreement

June 30, 2026 (Unaudited)

Other Considerations

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Trustees review. The Board evaluated the comparative information provided by the Adviser regarding the performance of other similar investment funds managed by the Adviser. On the basis of the Board’s assessment, the Board concluded that the Adviser was capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with comparable funds.

Conclusion

The Board, including all of the Independent Trustees, concluded that the proposed fee payable under the proposed Investment Advisory Agreement was fair and reasonable with respect to the services that the Adviser would provide to the Fund and in light of the other factors described above and additional factors that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

After discussion of the aforementioned factors, the Board, by the unanimous vote of the full Board and, voting separately, by the unanimous vote of the Independent Trustees, approved the Investment Advisory Agreement.

Semi-Annual Report | June 30, 2026	29

NEW YORK
50 Hudson Yards, 66th Floor
New York, NY 10001

LONDON
23 Hill Street, 2nd Floor
London, UK W1J 5LW

WEST PALM BEACH
180 Lakeview Avenue, Suite 820
West Palm Beach, FL 33401

(833) 891–0802 | www.diameterdynamiccredit.com

DIAMETER

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable to registrant.

(b)	Not applicable to registrant.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to registrant.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Approval of Investment Advisory Agreement in Item 1(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this report.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this report.

(b)	Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Diameter Dynamic Credit Fund

By:	/s/ Jonathan Lewinsohn
Jonathan Lewinsohn, Co-President
(Principal Executive Officer)

Date: September 4, 2026

By:	/s/ Scott Goodwin
Scott Goodwin, Co-President and Trustee
(Principal Executive Officer)

Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Diameter Dynamic Credit Fund

By:	/s/ Jonathan Lewinsohn
Jonathan Lewinsohn, Co-President
(Principal Executive Officer)

Date: September 4, 2026

By:	/s/ Scott Goodwin
Scott Goodwin, Co-President
(Principal Executive Officer)

Date: September 4, 2026

By:	/s/ Matthew Gilmartin
Matthew Gilmartin
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: September 4, 2026